Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 24, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Right-of-Use Assets at the beginning of the year		$ 206,495
Additions, net		7,954	$ 2,464
Depreciation expense		(11,012)	(10,340)
Right-of-Use Assets at the end of the year		203,437	206,495
Analysis of lease liabilities
Lease liabilities at the beginning of the year		204,930
Additions, net		2,155	1,462
Lease charge (Note 19)		9,921	10,506	$ 10,520
Payments		(20,836)	(20,412)
Lease liabilities at the end of the year		196,170	204,930
Lease liability, current portion		9,644	9,363
Lease liability, non-current portion		186,526	195,567
Lease expense incurred for low value leases		327	106
After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year			214,371
Right-of-Use Assets at the end of the year				214,371
Analysis of lease liabilities
Lease liabilities at the beginning of the year			213,374
Lease liabilities at the end of the year				213,374
GAS-twenty six Ltd
Leases
Proceeds from sale and finance leaseback	$ 217,000
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)	210 days
Minimum | GAS-twenty six Ltd
Leases
Sale leaseback, repurchase period	10 years
Maximum | GAS-twenty six Ltd
Leases
Leaseback bareboat charter period in years	20 years
Sale leaseback, repurchase period	17 years
Vessels
Leases
Right-of-Use Assets at the beginning of the year		200,032
Additions, net		5,799	1,001
Depreciation expense		(8,163)	(7,722)
Right-of-Use Assets at the end of the year		197,668	200,032
Vessels | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year			206,753
Right-of-Use Assets at the end of the year				206,753
Vessel Equipment
Leases
Right-of-Use Assets at the beginning of the year		1,857
Additions, net		833	336
Depreciation expense		(1,253)	(1,109)
Right-of-Use Assets at the end of the year		1,437	1,857
Vessel Equipment | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year			2,630
Right-of-Use Assets at the end of the year				2,630
Properties
Leases
Right-of-Use Assets at the beginning of the year		4,550
Additions, net		1,255	1,080
Depreciation expense		(1,547)	(1,499)
Right-of-Use Assets at the end of the year		4,258	4,550
Properties | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year			4,969
Right-of-Use Assets at the end of the year				4,969
Other
Leases
Right-of-Use Assets at the beginning of the year		56
Additions, net		67	47
Depreciation expense		(49)	(10)
Right-of-Use Assets at the end of the year		$ 74	56
Other | After initial application of IFRS 16
Leases
Right-of-Use Assets at the beginning of the year			$ 19
Right-of-Use Assets at the end of the year				$ 19